Long Term Loan (Details Narrative) (10K) - Image P2P Trading Group Limited [Member]			6 Months Ended		12 Months Ended
	Oct. 30, 2015 USD ($)	Jan. 15, 2015 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2016 CNY (¥)	Jun. 30, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Oct. 30, 2015 CNY (¥)	Jan. 15, 2015 CNY (¥)
Interest expenses			$ 72,536	$ 57,236	$ 112,453	$ 40,937
Restricted deposits				$ 99,544	$ 97,247	$ 192,160
RMB [Member]
Restricted deposits | ¥							¥ 674,600	¥ 674,600	¥ 1,248,000
Loan Agreement [Member] | Industrial and Commercial Bank of China [Member]
Construction loan	$ 2,403,808
Loan interest rate	4.75%									4.75%
Loan maturity description	variable maturity dates of up to 5 years
Loan Agreement [Member] | Industrial and Commercial Bank of China [Member] | RMB [Member]
Construction loan | ¥										¥ 15,000,000
Loan Agreement [Member] | Wan An County Xin Yuan Industrial Development Ltd Co [Member]
Construction loan		$ 801,269
Loan interest rate		4.983%									4.983%
Loan maturity date		May 04, 2017
Loan Agreement [Member] | Wan An County Xin Yuan Industrial Development Ltd Co [Member] | RMB [Member]
Construction loan | ¥											¥ 5,000,000